Annual Total Returns- DWS Floating Rate Fund (Class T) [BarChart] - Class T - DWS Floating Rate Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.95%	8.65%	4.94%	(0.38%)	(2.59%)	4.39%	1.43%	(0.73%)	8.39%	0.86%